WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	September 30, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 80.1% (a)
Communication Services - 3.7%
Alphabet, Inc. - Class A (b)	13,530	$1,770,536
Alphabet, Inc. - Class C (b)	1,610	212,279
AT&T, Inc.	4,460	66,989
Comcast Corp. - Class A	25,788	1,143,440
Electronic Arts, Inc.	1,568	188,787
Live Nation Entertainment, Inc. (b)	4,130	342,955
Meta Platforms, Inc. - Class A (b)	740	222,155
News Corp. - Class A	2,765	55,466
Omnicom Group, Inc.	2,957	220,237
Paramount Global - Class B	15,400	198,660
Playtika Holding Corp. (b)	9,750	93,893
Roku, Inc. (b)	710	50,119
Take-Two Interactive Software, Inc. (b)	961	134,915
The Walt Disney Co. (b)	3,900	316,095
Vodafone Group PLC - ADR	40,485	383,798
Warner Bros Discovery, Inc. (b)	43,004	467,023
		5,867,347
Consumer Discretionary - 4.6%
Adient PLC (b)	5,065	185,886
Amazon.com, Inc. (b)	3,004	381,868
Aptiv PLC (b)	3,600	354,924
AutoNation, Inc. (b)	530	80,242
Bath & Body Works, Inc.	3,630	122,694
Booking Holdings, Inc. (b)	93	286,807
BorgWarner, Inc.	5,100	205,887
Boyd Gaming Corp.	510	31,023
CarMax, Inc. (b)	2,610	184,605
Carnival Corp. (b)	3,510	48,157
Darden Restaurants, Inc.	300	42,966
DR Horton, Inc.	1,000	107,470
eBay, Inc.	1,290	56,876
Expedia Group, Inc. (b)	230	23,706
General Motors Co.	31,584	1,041,324
Grand Canyon Education, Inc. (b)	1,554	181,632
Lennar Corp. - Class A	450	50,504
Lennar Corp. - Class B	300	30,669
Lowe's Cos., Inc.	140	29,098
LVMH Moet Hennessy Louis Vuitton SE	299	226,467
Magna International, Inc.	16,492	884,136
McDonald's Corp.	2,249	592,477
Mohawk Industries, Inc. (b)	320	27,459
NIKE, Inc. - Class B	3,728	356,471
O'Reilly Automotive, Inc. (b)	150	136,329
PulteGroup, Inc.	4,226	312,935
Royal Caribbean Cruises Ltd. (b)	2,340	215,608
Starbucks Corp.	1,770	161,548
Toll Brothers, Inc.	4,335	320,617
TopBuild Corp. (b)	660	166,056
Yum! Brands, Inc.	2,230	278,616
		7,125,057
Consumer Staples - 3.9%
Altria Group, Inc.	3,440	144,652
Brown-Forman Corp. - Class B	110	6,346
Colgate-Palmolive Co.	12,503	889,088
Constellation Brands, Inc. - Class A	1,390	349,349
Costco Wholesale Corp.	1,419	801,678
Diageo PLC	7,067	261,607
General Mills, Inc.	1,740	111,342
Kenvue, Inc.	16,197	325,236
Mondelez International, Inc. - Class A	4,015	278,641
PepsiCo, Inc.	1,215	205,870
Pernod Ricard SA	1,184	197,594
Post Holdings, Inc. (b)	250	21,435
The Boston Beer Co., Inc. - Class A (b)	202	78,685
The Coca-Cola Co.	7,463	417,779
The Hershey Co.	970	194,078
The Procter & Gamble Co.	4,499	656,224
Unilever PLC - ADR	15,415	761,501
Walmart, Inc.	2,368	378,714
		6,079,819
Energy - 8.2%
Antero Midstream Corp.	2,550	30,549
Antero Resources Corp. (b)	3,490	88,576
APA Corp.	42,504	1,746,914
Baker Hughes Co.	13,905	491,125
Cenovus Energy Inc.	22,205	462,308
Chevron Corp.	5,617	947,138
ConocoPhillips	8,491	1,017,222
EQT Corp.	5,570	226,031
Equitrans Midstream Corp.	7,020	65,777
Exxon Mobil Corp.	10,027	1,178,975
Halliburton Co.	10,990	445,095
HF Sinclair Corp.	2,130	121,261
Marathon Oil Corp.	33,102	885,478
Marathon Petroleum Corp.	2,020	305,707
Murphy Oil Corp.	5,430	246,250
NOV, Inc.	46,265	966,938
ONEOK, Inc.	4,460	282,898
Ovintiv, Inc.	12,300	585,111
Phillips 66	820	98,523
Range Resources Corp.	4,849	157,156
Schlumberger NV	6,100	355,630
Shell PLC - ADR	13,812	889,217
Southwestern Energy Co. (b)	23,650	152,542
Targa Resources Corp.	1,348	115,551
TechnipFMC PLC	21,990	447,277
TotalEnergies SE	6,981	459,889
Valero Energy Corp.	870	123,288
		12,892,426
Financials - 18.6%
American Express Co.	2,740	408,781
American International Group, Inc.	35,329	2,140,937
Aon PLC - Class A	2,219	719,444
Arch Capital Group Ltd. (b)	1,482	118,130
Arthur J Gallagher & Co.	2,604	593,530
Assurant, Inc.	430	61,739
Axis Capital Holdings Ltd.	270	15,220
Bank of America Corp.	38,738	1,060,647
Bank OZK	930	34,475
Berkshire Hathaway, Inc. - Class B (b)	5,257	1,841,527
Block, Inc. (b)	420	18,589
Capital One Financial Corp.	2,300	223,215
Chubb Ltd.	3,312	689,492
Cincinnati Financial Corp.	2,790	285,389
Citigroup, Inc.	41,266	1,697,271
Citizens Financial Group, Inc.	38,515	1,032,202
CME Group, Inc.	3,601	720,992
Corebridge Financial, Inc.	11,200	221,200
Discover Financial Services	2,700	233,901
Equitable Holdings, Inc.	7,811	221,754
Everest Group Ltd.	332	123,394
Fidelity National Information Services, Inc.	18,130	1,002,045
First Citizens BancShares, Inc. - Class A	244	336,744
First Horizon Corp.	10,290	113,396
JPMorgan Chase & Co.	6,537	947,996
Loews Corp.	1,940	122,821
Marsh & McLennan Cos., Inc.	3,093	588,598
Mastercard, Inc. - Class A	2,489	985,420
MetLife, Inc.	3,840	241,574
MGIC Investment Corp.	22,760	379,864
Moody's Corp.	1,974	624,120
Morningstar, Inc.	917	214,798
MSCI, Inc.	520	266,802
Northern Trust Corp.	2,812	195,378
Pinnacle Financial Partners, Inc.	4,376	293,367
Primerica, Inc.	1,066	206,815
Reinsurance Group of America, Inc.	240	34,846
RenaissanceRe Holdings Ltd.	380	75,210
Resona Holdings, Inc.	33,700	186,789
RLI Corp.	3,840	521,818
S&P Global, Inc.	1,327	484,899
State Street Corp.	10,746	719,552
StoneCo Ltd. - Class A (b)	4,710	50,256
Synchrony Financial	3,180	97,213
The Allstate Corp.	640	71,302
The Bank of New York Mellon Corp.	23,557	1,004,706
The Charles Schwab Corp.	18,704	1,026,850
The Goldman Sachs Group, Inc.	2,815	910,850
The Hartford Financial Services Group, Inc.	10,147	719,524
The Travelers Cos., Inc.	1,410	230,267
The Western Union Co.	17,280	227,750
Unum Group	310	15,249
US Bancorp	34,800	1,150,488
Voya Financial, Inc.	1,520	101,004
W R Berkley Corp.	2,462	156,312
Wells Fargo & Co.	49,001	2,002,181
WEX, Inc. (b)	270	50,784
Willis Towers Watson PLC	1,601	334,545
Zions Bancorp NA	1,570	54,777
		29,208,739
Health Care - 9.7%
Abbott Laboratories	3,930	380,620
Agilent Technologies, Inc.	6,035	674,834
Align Technology, Inc. (b)	500	152,660
Amgen, Inc.	920	247,259
Becton Dickinson & Co.	360	93,071
Bio-Rad Laboratories Inc. - Class A (b)	263	94,272
Bio-Techne Corp.	1,402	95,434
Boston Scientific Corp. (b)	700	36,960
Bristol-Myers Squibb Co.	5,311	308,250
Bruker Corp.	9,597	597,893
Centene Corp. (b)	10,052	692,382
CVS Health Corp.	18,649	1,302,073
Danaher Corp.	1,905	472,630
DENTSPLY SIRONA, Inc.	1,110	37,918
Elevance Health, Inc.	4,000	1,741,680
Eli Lilly & Co.	190	102,055
Envista Holdings Corp. (b)	8,751	243,978
Exelixis, Inc. (b)	1,480	32,338
GE HealthCare Technologies, Inc.	11,258	765,994
Globus Medical, Inc. - Class A (b)	4,030	200,089
GSK PLC - ADR	6,431	233,124
HCA Healthcare, Inc.	2,204	542,140
Humana, Inc.	575	279,749
ICON PLC (b)	2,452	603,805
Incyte Corp. (b)	3,670	212,016
Intuitive Surgical, Inc. (b)	720	210,449
IQVIA Holdings, Inc. (b)	623	122,575
Jazz Pharmaceuticals PLC (b)	340	44,010
Johnson & Johnson	6,950	1,082,463
Maravai LifeSciences Holdings, Inc. - Class A (b)	8,905	89,050
Medtronic PLC	10,183	797,940
Molina Healthcare, Inc. (b)	440	144,272
Sanofi - ADR	5,285	283,487
Stryker Corp.	1,550	423,569
The Cigna Group	2,080	595,026
Thermo Fisher Scientific, Inc.	694	351,282
United Therapeutics Corp. (b)	160	36,139
UnitedHealth Group, Inc.	900	453,771
Vertex Pharmaceuticals, Inc. (b)	210	73,025
Zimmer Biomet Holdings, Inc.	2,484	278,754
		15,129,036
Industrials - 12.1%
3M Co.	1,582	148,107
A O Smith Corp.	1,030	68,114
AECOM	340	28,234
Allison Transmission Holdings, Inc.	4,377	258,506
Automatic Data Processing, Inc.	860	206,899
Carrier Global Corp.	110	6,072
Caterpillar, Inc.	1,050	286,650
Cintas Corp.	410	197,214
CNH Industrial NV	33,830	409,343
Core & Main, Inc. - Class A (b)	8,000	230,800
Crane Co.	400	35,536
Cummins, Inc.	2,611	596,509
Delta Air Lines, Inc.	5,580	206,460
Eaton Corp. PLC	1,300	277,264
EMCOR Group, Inc.	3,692	776,760
Equifax, Inc.	1,031	188,859
Esab Corp.	2,315	162,559
FedEx Corp.	4,075	1,079,549
Ferguson PLC	2,375	390,616
Flowserve Corp.	950	37,781
Fluor Corp. (b)	5,616	206,107
Gates Industrial Corp. PLC (b)	4,040	46,904
General Dynamics Corp.	2,037	450,116
General Electric Co.	9,946	1,099,530
Graco, Inc.	2,839	206,906
Honeywell International, Inc.	3,740	690,928
IDEX Corp.	2,066	429,769
Illinois Tool Works, Inc.	110	25,334
Ingersoll Rand, Inc.	5,502	350,587
ITT, Inc.	1,210	118,471
Johnson Controls International PLC	7,385	392,956
Kirby Corp. (b)	2,420	200,376
MSA Safety, Inc.	1,504	237,106
Nordson Corp.	688	153,541
Oshkosh Corp.	1,300	124,059
Otis Worldwide Corp.	11,862	952,637
PACCAR, Inc.	8,226	699,374
Parker-Hannifin Corp.	340	132,437
Paychex, Inc.	136	15,685
Pentair PLC	1,503	97,319
RBC Bearings, Inc. (b)	1,901	445,081
Regal Rexnord Corp.	1,072	153,167
Republic Services, Inc.	1,205	171,725
Rockwell Automation, Inc.	1,999	571,454
RTX Corp.	9,790	704,586
Simpson Manufacturing Co., Inc.	1,587	237,748
Southwest Airlines Co.	2,740	74,172
Tetra Tech, Inc.	1,255	190,798
Textron, Inc.	3,150	246,141
The Boeing Co. (b)	3,810	730,301
The Timken Co.	3,000	220,470
Trane Technologies PLC	2,141	434,430
TransUnion	2,042	146,595
United Airlines Holdings, Inc. (b)	5,260	222,498
United Parcel Service, Inc. - Class B	300	46,761
United Rentals, Inc.	210	93,360
Verisk Analytics, Inc.	1,090	257,502
Watsco, Inc.	1,293	488,392
Watts Water Technologies, Inc. - Class A	3,486	602,451
Westinghouse Air Brake Technologies Corp.	2,336	248,247
Woodward, Inc.	1,660	206,272
Xylem, Inc.	3,040	276,731
		18,990,856
Information Technology - 13.1%
Accenture PLC - Class A	2,451	752,727
Adobe, Inc. (b)	698	355,910
Akamai Technologies, Inc. (b)	2,510	267,415
Amdocs Ltd.	1,300	109,837
Analog Devices, Inc.	4,470	782,652
ANSYS, Inc. (b)	1,702	506,430
Applied Materials, Inc.	2,096	290,191
AppLovin Corp. - Class A (b)	1,930	77,123
Autodesk, Inc. (b)	1,639	339,125
Avnet, Inc.	2,620	126,258
Cadence Design Systems, Inc. (b)	4,554	1,067,002
Capgemini SE	1,012	177,396
Ciena Corp. (b)	890	42,061
Cisco Systems, Inc.	25,500	1,370,880
Cognizant Technology Solutions Corp. - Class A	3,808	257,954
Corning, Inc.	14,051	428,134
DoubleVerify Holdings, Inc. (b)	1,060	29,627
F5, Inc. (b)	8,718	1,404,818
Gen Digital, Inc.	3,350	59,228
Intel Corp.	8,780	312,129
IPG Photonics Corp. (b)	350	35,539
Jabil, Inc.	720	91,361
KLA Corp.	739	338,950
Lam Research Corp.	707	443,126
LiveRamp Holdings, Inc. (b)	1,838	53,008
Manhattan Associates, Inc. (b)	1,107	218,810
Marvell Technology, Inc.	1,990	107,719
Micron Technology, Inc.	9,484	645,197
Microsoft Corp.	9,469	2,989,837
NCR Corp. (b)	460	12,406
NetApp, Inc.	570	43,252
Nutanix, Inc. - Class A (b)	3,030	105,686
Oracle Corp.	5,167	547,289
PTC, Inc. (b)	1,226	173,700
Pure Storage, Inc. - Class A (b)	1,770	63,047
Roper Technologies, Inc.	640	309,939
Salesforce, Inc. (b)	5,259	1,066,420
Silicon Laboratories, Inc. (b)	1,508	174,762
Synopsys, Inc. (b)	1,575	722,878
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,560	309,364
TE Connectivity Ltd.	5,142	635,191
Telefonaktiebolaget LM Ericsson - ADR	274,052	1,331,893
Teradata Corp. (b)	1,989	89,545
VeriSign, Inc. (b)	219	44,354
Vontier Corp.	1,775	54,883
Workday, Inc. - Class A (b)	4,324	929,011
Zoom Video Communications, Inc. - Class A (b)	2,490	174,151
		20,468,215
Materials - 3.3%
Corteva, Inc.	6,446	329,777
CRH PLC (c)	3,986	218,154
Eagle Materials, Inc.	1,690	281,419
Franco-Nevada Corp.	3,445	459,917
International Paper Co.	4,335	153,762
Linde PLC	28	10,426
Martin Marietta Materials, Inc.	1,321	542,244
NewMarket Corp.	444	202,038
Newmont Corp.	4,760	175,882
Nucor Corp.	1,400	218,890
Olin Corp.	12,300	614,754
Royal Gold, Inc.	2,963	315,056
RPM International, Inc.	1,879	178,148
Southern Copper Corp.	2,770	208,553
SSR Mining, Inc.	6,240	82,930
The Sherwin-Williams Co.	1,044	266,272
Vulcan Materials Co.	3,617	730,706
Wheaton Precious Metals Corp.	6,059	245,884
		5,234,812
Real Estate - 1.8%
Apartment Income REIT Corp.	2,010	61,707
Camden Property Trust	1,200	113,496
CBRE Group, Inc. - Class A (b)	3,148	232,511
EPR Properties	6,720	279,149
Equinix, Inc.	100	72,626
Healthpeak Properties, Inc.	2,970	54,529
Host Hotels & Resorts, Inc.	7,470	120,043
Mid-America Apartment Communities, Inc.	660	84,909
Rayonier, Inc.	6,331	180,180
Rexford Industrial Realty, Inc.	5,230	258,101
SBA Communications Corp.	1,020	204,173
Ventas, Inc.	7,360	310,077
Welltower, Inc.	9,730	797,082
Zillow Group, Inc. - Class A (b)	1,180	52,852
		2,821,435
Utilities - 1.1%
American Electric Power Co., Inc.	980	73,715
Constellation Energy Corp.	290	31,633
Duke Energy Corp.	1,100	97,086
Evergy, Inc.	840	42,588
Exelon Corp.	1,640	61,975
IDACORP, Inc.	480	44,952
National Fuel Gas Co.	880	45,681
NextEra Energy, Inc.	630	36,093
NiSource, Inc.	2,360	58,245
PPL Corp.	43,823	1,032,470
Public Service Enterprise Group, Inc.	670	38,130
Sempra	540	36,736
The Southern Co.	2,061	133,388
UGI Corp.	960	22,080
Xcel Energy, Inc.	490	28,038
		1,782,810
Total Common Stocks (Cost $113,837,273)		125,600,552

U.S. TREASURY OBLIGATIONS - 0.8%	Par Value
U.S. Treasury Notes - 0.8%
0.250%, due 06/15/24	$147,000	141,694
2.125%, due 09/30/24	13,000	12,584
0.750%, due 11/15/24	29,000	27,537
3.000%, due 07/15/25	44,000	42,391
5.000%, due 08/31/25	97,000	96,803
5.000%, due 09/30/25	52,000	51,951
4.125%, due 06/15/26	97,000	95,196
4.625%, due 09/15/26	236,000	234,820
0.875%, due 09/30/26	177,000	157,945
1.250%, due 11/30/26	265,000	237,755
1.500%, due 01/31/27	29,100	26,199
2.750%, due 04/30/27	1,000	935
3.250%, due 06/30/27	1,500	1,425
4.375%, due 08/31/28	98,200	97,218
1.250%, due 09/30/28	2,000	1,699
4.625%, due 09/30/28	11,000	11,005
2.750%, due 08/15/32	15,000	12,989
4.125%, due 11/15/32	12,600	12,153
3.500%, due 02/15/33	72,300	66,358
Total U.S. Treasury Obligations (Cost $1,392,231)		1,328,657

AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-1501, 0.508%, due 04/25/30, Callable: 02/25/30 (d)	1,588,765	30,164
Series K-110, 1.813%, due 04/25/30, Callable: 02/25/30 (d)	298,273	24,440
Series K-118, 1.051%, due 09/25/30, Callable: 06/25/30 (d)	596,202	30,018
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $64,724)		84,622

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.5%
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 6.847%, due 10/15/37 (1 Month SOFR Rate + 1.514%) (e)(f)	70,000	68,828
BX Commercial Mortgage Trust 2022-CSMO
Series 2022-CSMO, 8.473%, due 06/15/27 (1 Month SOFR Rate + 3.141%) (e)(f)	100,000	99,938
BX Trust 2022-LBA6
Series 2022-LBA6, 6.332%, due 01/15/39 (1 Month SOFR Rate + 1.000%) (e)(f)	200,000	195,499
BX Trust 2022-PSB
Series 2022-PSB, 7.783%, due 08/15/39 (1 Month SOFR Rate + 2.451%) (e)(f)	178,524	178,412
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51, Callable: 04/25/45 (d)(e)	257,845	189,425
COLT 2021-2 Mortgage Loan Trust
Series 2021-2, 0.924%, due 08/25/66, Callable: 10/25/23 (d)(e)	149,293	107,130
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67, Callable: 04/25/25 (d)(e)	334,496	304,707
GS Mortgage Securities Corp Trust 2018-HART
Series 2018-HART, 6.483%, due 10/15/31 (1 Month SOFR Rate + 1.143%) (e)(f)	76,192	75,566
GS Mortgage-Backed Securities Trust 2021-PJ10
Series 2021-PJ10, 2.500%, due 03/25/52, Callable: 10/25/47 (d)(e)	164,552	138,109
GS Mortgage-Backed Securities Trust 2023-PJ4
Series 2023-PJ4, 6.000%, due 01/25/54, Callable: 04/25/36 (d)(e)	295,060	286,969
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/06/34 (e)	120,000	90,765
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/05/34 (e)	90,000	89,156
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47, Callable: 06/25/28 (d)(e)	33,216	28,093
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48, Callable: 03/25/28 (d)(e)	59,723	50,487
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49, Callable: 10/25/23 (d)(e)	8,720	7,770
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50, Callable: 03/25/31 (d)(e)	54,469	46,643
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50, Callable: 02/25/29 (d)(e)	40,549	33,865
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51, Callable: 01/25/47 (d)(e)	164,091	120,754
JP Morgan Mortgage Trust 2021-14
Series 2021-14, 2.500%, due 05/25/52, Callable: 10/25/45 (d)(e)	213,878	161,269
JP Morgan Mortgage Trust 2022-5
Series 2022-5, 2.500%, due 09/25/52, Callable: 10/25/43 (d)(e)	276,902	203,599
JP Morgan Mortgage Trust 2022-6
Series 2022-6, 3.000%, due 11/25/52, Callable: 04/25/46 (d)(e)	183,601	144,693
JP Morgan Mortgage Trust 2023-2
Series 2023-2, 5.000%, due 07/25/53, Callable: 07/25/42 (d)(e)	90,218	83,719
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45, Callable: 10/25/23 (d)(e)	34,932	30,285
KREST Commercial Mortgage Securities Trust 2021-CHIP
Series C, 3.024%, due 11/05/44 (d)(e)	225,000	150,773
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 4.014%, due 11/15/49, Callable: 11/15/26 (d)	100,000	75,245
OBX 2021-J3 Trust
Series 2021-J3, 2.500%, due 10/25/51, Callable: 12/25/48 (d)(e)	400,000	239,071
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51, Callable: 02/25/43 (d)(e)	100,000	52,284
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50, Callable: 07/25/45 (d)(e)	32,436	26,659
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43, Callable: 03/25/25 (d)	44,118	35,922
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49, Callable: 11/25/23 (d)(e)	1,337	1,293
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50, Callable: 01/25/47 (d)(e)	100,000	64,428
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51, Callable: 08/25/46 (d)(e)	250,000	152,922
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/15/41 (e)	140,000	108,807
Verus Securitization Trust 2021-3
Series 2021-3, 1.046%, due 06/25/66, Callable: 06/25/24 (d)(e)	154,954	122,670
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50, Callable: 12/25/27 (d)(e)	55,647	45,386
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/15/47, Callable: 08/15/24 (d)	120,000	110,834
Total Non-Agency Mortgage-Backed Obligations (Cost $4,768,543)		3,921,975

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
BBCMS Trust 2021-C10
Series 2021-C10, 1.412%, due 07/15/54, Callable: 05/15/31 (d)	986,551	64,949
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.824%, due 09/15/53, Callable: 06/15/30 (d)	457,101	26,906
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $136,136)		91,855

ASSET-BACKED SECURITIES - 2.0%
ACHV ABS TRUST 2023-1PL
Series 2023-1PL, 6.420%, due 03/18/30, Callable: Currently (e)	10,350	10,353
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29	53,511	49,176
American Airlines 2016-1 Class AA Pass Through Trust
Series 2016-1, 3.575%, due 01/15/28	2,668	2,447
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 06/15/28	16,031	14,414
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27, Callable: 10/18/25	100,000	92,082
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46, Callable: 11/20/23 (e)	80,833	68,937
Carmax Auto Owner Trust 2023-3
Series B, 5.470%, due 02/15/29, Callable: 10/15/26	100,000	98,846
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47, Callable: 01/18/24 (e)	85,813	72,655
CNH Equipment Trust 2023-A
Series 2023-A, 4.770%, due 10/15/30, Callable: 08/15/27	200,000	194,301
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46, Callable: Currently (e)	50,823	48,451
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 02/20/34	117,542	93,141
GM Financial Consumer Automobile Receivables Trust 2023-1
Series B, 5.030%, due 09/18/28, Callable: 10/16/26	150,000	145,751
Harley-Davidson Motorcycle Trust 2023-B
Series A-4, 5.780%, due 04/15/31, Callable: 05/15/27	150,000	149,551
Kubota Credit Owner Trust 2023-1
Series A-3, 5.020%, due 06/15/27, Callable: 11/15/26 (e)	100,000	98,489
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50, Callable: 10/25/28 (e)	90,279	79,492
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31, Callable: 03/15/25 (e)	65,828	64,993
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46, Callable: 09/20/30 (e)	51,745	42,171
Mosaic Solar Loans 2017-2 LLC
Series 2017-2, 3.820%, due 06/22/43, Callable: 06/20/29 (e)	210,000	189,366
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/16/69, Callable: 07/15/27 (e)	55,048	48,442
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69, Callable: 04/15/28 (e)	39,564	34,140
Navient Private Education Refi Loan Trust 2023-A
Series A, 5.510%, due 10/15/71, Callable: 10/15/32 (e)	191,549	188,902
OneMain Financial Issuance Trust 2023-1
Series A, 5.500%, due 06/14/38, Callable: 06/14/28 (e)	100,000	97,395
Oscar US Funding XII LLC
Series 2021-12, 1.000%, due 04/10/28, Callable: 02/10/25 (e)	100,000	94,481
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26, Callable: Currently (e)	100,000	97,230
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26, Callable: 09/15/25 (e)	100,000	92,780
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26, Callable: 03/15/25	35,297	34,974
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54, Callable: Currently (e)	106,229	92,506
SoFi Consumer Loan Program 2021-1 Trust
Series B, 1.300%, due 09/25/30, Callable: 08/25/24 (e)	250,000	245,156
SoFi Consumer Loan Program 2023-1S Trust
Series 2023-1S, 5.810%, due 05/15/31, Callable: 10/15/25 (e)	54,288	54,209
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47, Callable: 09/25/25 (e)	26,144	25,302
Sunnova Helios IV Issuer LLC
Series A, 2.980%, due 06/20/47, Callable: 06/20/27 (e)	106,904	94,113
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (e)	130,576	102,579
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28, Callable: 06/15/24 (e)	100,000	97,412
Westlake Automobile Receivables Trust 2022-2
Series B, 4.310%, due 09/15/27, Callable: 11/15/25 (e)	200,000	196,562
Total Asset-Backed Securities (Cost $3,318,411)		3,110,799

COLLATERALIZED LOAN OBLIGATIONS - 2.6%
Apidos CLO XXIII
Series XXIII, 6.790%, due 04/15/33, Callable: 10/15/23 (3 Month SOFR Rate + 1.482%) (e)(f)	250,000	248,755
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 7.047%, due 05/15/36, Callable: 12/15/23 (1 Month SOFR Rate + 1.714%) (e)(f)	250,000	242,232
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
Series C, 7.297%, due 08/15/34, Callable: 03/15/24 (1 Month SOFR Rate + 1.964%) (e)(f)(g)	225,000	212,416
Benefit Street Partners CLO XIX Ltd.
Series A, 6.920%, due 01/15/33, Callable: 10/15/23 (3 Month SOFR Rate + 1.612%) (e)(f)	250,000	249,505
CARLYLE US CLO 2021-1 Ltd.
Series LTD, 6.710%, due 04/15/34, Callable: 10/15/23 (3 Month SOFR Rate + 1.402%) (e)(f)	250,000	248,504
Greystone CRE Notes 2021-FL3 Ltd.
Series 2021-FL3, 7.447%, due 07/15/39, Callable: 10/15/23 (1 Month SOFR Rate + 2.114%) (e)(f)(g)	225,000	210,133
Madison Park Funding XXI Ltd.
Series FLT, 6.970%, due 10/15/32, Callable: 10/15/23 (3 Month SOFR Rate + 1.662%) (e)(f)	250,000	246,901
Marble Point CLO XIV Ltd.
Series FLT, 6.868%, due 01/20/32, Callable: 10/20/23 (3 Month SOFR Rate + 1.542%) (e)(f)	280,000	278,394
MF1 2021-FL6 Ltd.
Series 2021-FL6, 7.295%, due 07/16/36, Callable: 10/16/23 (1 Month SOFR Rate + 1.964%) (e)(f)(g)	225,000	212,543
MF1 2021-FL7 Ltd.
Series 2021-FL7, 7.495%, due 10/16/36, Callable: 10/16/23 (1 Month SOFR Rate + 2.164%) (e)(f)(g)	200,000	190,000
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series FLT, 6.566%, due 01/20/35, Callable: 10/20/23 (3 Month SOFR Rate + 1.240%) (e)(f)	250,000	248,378
Oaktree CLO 2019-1 Ltd.
Series 2019-1R, 6.717%, due 04/22/30, Callable: 10/22/23 (3 Month SOFR Rate + 1.372%) (e)(f)	250,000	247,783
Octagon Investment Partners 48 Ltd.
Series A-R, 6.738%, due 10/20/34, Callable: 10/20/23 (3 Month SOFR Rate + 1.412%) (e)(f)	250,000	247,579
OHA Credit Funding 3 Ltd.
Series A-R, 6.728%, due 07/02/35, Callable: 10/20/23 (3 Month SOFR Rate + 1.402%) (e)(f)	250,000	248,374
OHA Loan Funding 2015-1 Ltd.
Series LTD, 6.732%, due 01/19/37, Callable: 01/19/24 (3 Month SOFR Rate + 1.412%) (e)(f)	270,000	268,384
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 6.781%, due 11/14/34, Callable: 11/14/23 (3 Month SOFR Rate + 1.412%) (e)(f)	250,000	249,222
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 7.184%, due 04/25/38, Callable: 03/25/24 (1 Month SOFR Rate + 1.864%) (e)(f)	250,000	244,483
Total Collateralized Loan Obligations (Cost $4,167,080)		4,093,586

CORPORATE BONDS - 4.7%
Basic Materials - 0.2%
Ecolab, Inc.
4.800%, due 03/24/30, Callable: 12/24/29	52,000	50,569
Nucor Corp.
4.300%, due 05/23/27, Callable: 04/23/27	55,000	52,760
Nutrien Ltd.
5.950%, due 11/07/25	78,000	77,958
PPG Industries, Inc.
1.200%, due 03/15/26, Callable: 02/15/26	90,000	80,848
Steel Dynamics, Inc.
1.650%, due 10/15/27, Callable: 08/15/27	62,000	52,912
		315,047
Communications - 0.3%
Amazon.com, Inc.
1.500%, due 06/03/30, Callable: 03/03/30	84,000	66,334
AT&T, Inc.
2.250%, due 02/01/32, Callable: 11/01/31	116,000	87,065
Meta Platforms, Inc.
3.500%, due 08/15/27, Callable: 07/15/27	14,000	13,203
3.850%, due 08/15/32, Callable: 05/15/32	21,000	18,568
The Walt Disney Co.
2.000%, due 09/01/29, Callable: 06/01/29	56,000	46,297
T-Mobile USA, Inc.
2.250%, due 02/15/26, Callable: 10/10/23	99,000	91,132
3.750%, due 04/15/27, Callable: 02/15/27	47,000	43,882
Verizon Communications, Inc.
2.100%, due 03/22/28, Callable: 01/22/28	60,000	51,423
2.355%, due 03/15/32, Callable: 12/15/31	128,000	97,389
		515,293
Consumer, Cyclical - 0.3%
American Honda Finance Corp.
1.200%, due 07/08/25	58,000	53,695
Lowe's Cos., Inc.
3.350%, due 04/01/27, Callable: 03/01/27	56,000	52,129
O'Reilly Automotive, Inc.
3.600%, due 09/01/27, Callable: 06/01/27	115,000	107,295
Ross Stores, Inc.
4.600%, due 04/15/25, Callable: 03/15/25	93,000	91,178
The Home Depot, Inc.
1.500%, due 09/15/28, Callable: 07/15/28	80,000	67,207
Walmart, Inc.
1.050%, due 09/17/26, Callable: 08/17/26	84,000	74,918
		446,422
Consumer, Non-cyclical - 0.7%
AbbVie, Inc.
3.800%, due 03/15/25, Callable: 12/15/24	99,000	96,154
Amgen, Inc.
3.200%, due 11/02/27, Callable: 08/02/27	93,000	85,327
CVS Health Corp.
3.875%, due 07/20/25, Callable: 04/20/25	196,000	189,373
1.750%, due 08/21/30, Callable: 05/21/30	72,000	55,287
Global Payments, Inc.
1.200%, due 03/01/26, Callable: 02/01/26	49,000	43,711
HCA, Inc.
4.125%, due 06/15/29, Callable: 03/15/29	79,000	71,396
Johnson & Johnson
1.300%, due 09/01/30, Callable: 06/01/30	80,000	62,827
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25, Callable: 03/25/25	9,000	8,809
Nestle Holdings, Inc.
5.250%, due 03/13/26 (e)	150,000	149,651
PepsiCo, Inc.
2.625%, due 07/29/29, Callable: 04/29/29	34,000	29,813
Royalty Pharma PLC
1.200%, due 09/02/25, Callable: 08/02/25	51,000	46,278
1.750%, due 09/02/27, Callable: 07/02/27	142,000	121,150
2.200%, due 09/02/30, Callable: 06/02/30	56,000	43,512
Triton Container International Ltd.
2.050%, due 04/15/26, Callable: 03/15/26 (e)	86,000	76,815
		1,080,103
Energy - 0.3%
Enbridge, Inc.
1.600%, due 10/04/26, Callable: 09/04/26	91,000	80,852
Enterprise Products Operating LLC
2.800%, due 01/31/30, Callable: 10/31/29	61,000	51,730
Kinder Morgan, Inc.
1.750%, due 11/15/26, Callable: 10/15/26	60,000	53,400
MPLX LP
4.875%, due 12/01/24, Callable: 09/01/24	59,000	58,206
2.650%, due 08/15/30, Callable: 05/15/30	21,000	16,977
Ovintiv, Inc.
5.375%, due 01/01/26, Callable: 10/01/25	80,000	78,800
Phillips 66
0.900%, due 02/15/24, Callable: 10/16/23	59,000	57,906
Plains All American Pipeline LP
4.650%, due 10/15/25, Callable: 07/15/25	80,000	77,721
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27, Callable: 09/15/26	46,000	44,611
		520,203
Financial - 1.8%
American Express Co.
2.250%, due 03/04/25, Callable: 02/01/25	54,000	51,307
American International Group, Inc.
3.900%, due 04/01/26, Callable: 01/01/26	17,000	16,235
Aviation Capital Group LLC
1.950%, due 09/20/26, Callable: 08/20/26 (e)	59,000	51,482
Bank of America Corp.
4.000%, due 01/22/25	58,000	56,490
0.976%, due 04/22/25, Callable: 04/22/24 (SOFR Rate + 0.690%) (f)	155,000	150,200
1.734%, due 07/22/27, Callable: 07/22/26 (SOFR Rate + 0.960%) (f)	258,000	228,269
3.593%, due 07/21/28, Callable: 07/21/27 (3 Month SOFR Rate + 1.632%) (f)	35,000	31,954
3.419%, due 12/20/28, Callable: 12/20/27 (3 Month SOFR Rate + 1.302%) (f)	13,000	11,602
2.592%, due 04/29/31, Callable: 04/29/30 (SOFR Rate + 2.150%) (f)	137,000	110,203
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28, Callable: 06/05/28 (e)	73,000	59,812
2.500%, due 01/10/30, Callable: 10/10/29 (e)	31,000	25,050
BNP Paribas SA
2.819%, due 11/19/25, Callable: 11/19/24 (3 Month SOFR Rate + 1.373%) (e)(f)	200,000	191,927
Capital One Financial Corp.
1.878%, due 11/02/27, Callable: 11/02/26 (SOFR Rate + 0.855%) (f)	77,000	67,102
Citigroup, Inc.
0.981%, due 05/01/25, Callable: 05/01/24 (SOFR Rate + 0.669%) (f)	96,000	92,714
Equinix, Inc.
1.250%, due 07/15/25, Callable: 06/15/25	103,000	94,732
2.900%, due 11/18/26, Callable: 09/18/26	54,000	49,568
HSBC Holdings PLC
2.206%, due 08/17/29, Callable: 08/17/28 (SOFR Rate + 1.285%) (f)	200,000	164,949
JPMorgan Chase & Co.
1.470%, due 09/22/27, Callable: 09/22/26 (SOFR Rate + 0.765%) (f)	131,000	114,613
2.947%, due 02/24/28, Callable: 02/24/27 (SOFR Rate + 1.170%) (f)	64,000	58,015
2.069%, due 06/01/29, Callable: 06/01/28 (SOFR Rate + 1.015%) (f)	42,000	35,391
1.953%, due 02/04/32, Callable: 02/04/31 (SOFR Rate + 1.065%) (f)	11,000	8,376
2.580%, due 04/22/32, Callable: 04/22/31 (3 Month SOFR Rate + 1.250%) (f)	57,000	45,195
Kite Realty Group LP
4.000%, due 10/01/26, Callable: 07/01/26	41,000	37,282
Morgan Stanley
1.164%, due 10/21/25, Callable: 10/21/24 (SOFR Rate + 0.560%) (f)	86,000	80,975
2.188%, due 04/28/26, Callable: 04/28/25 (SOFR Rate + 1.990%) (f)	185,000	173,802
1.593%, due 05/04/27, Callable: 05/04/26 (SOFR Rate + 0.879%) (f)	147,000	130,041
1.512%, due 07/20/27, Callable: 07/20/26 (SOFR Rate + 0.858%) (f)	97,000	85,407
2.239%, due 07/21/32, Callable: 07/21/31 (SOFR Rate + 1.178%) (f)	20,000	15,083
6.342%, due 10/18/33, Callable: 10/18/32 (SOFR Rate + 2.560%) (f)	84,000	84,492
5.297%, due 04/20/37, Callable: 04/20/32 (SOFR Rate + 2.620%) (f)	5,000	4,469
5.948%, due 01/19/38, Callable: 01/19/33 (5 Year CMT Rate + 2.430%) (f)	1,000	939
Realty Income Corp.
3.250%, due 01/15/31, Callable: 10/15/30	92,000	77,416
Royal Bank of Canada
1.200%, due 04/27/26	66,000	58,861
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (e)	52,000	47,093
The Bank of Nova Scotia
2.700%, due 08/03/26	87,000	79,961
The Goldman Sachs Group, Inc.
0.855%, due 02/12/26, Callable: 02/12/25 (SOFR Rate + 0.609%) (f)	73,000	67,522
US Bancorp
4.548%, due 07/22/28, Callable: 07/22/27 (SOFR Rate + 1.660%) (f)	31,000	29,088
Wells Fargo & Co.
2.164%, due 02/11/26, Callable: 02/11/25 (3 Month SOFR Rate + 1.012%) (f)	31,000	29,282
4.540%, due 08/15/26, Callable: 08/15/25 (SOFR Rate + 1.560%) (f)	38,000	36,885
3.526%, due 03/24/28, Callable: 03/24/27 (SOFR Rate + 1.510%) (f)	35,000	32,018
		2,785,802
Industrial - 0.3%
Carrier Global Corp.
2.722%, due 02/15/30, Callable: 11/15/29	103,000	85,961
Caterpillar Financial Services Corp.
3.250%, due 12/01/24	76,000	74,053
Parker-Hannifin Corp.
4.250%, due 09/15/27, Callable: 08/15/27	81,000	77,315
RTX Corp.
3.200%, due 03/15/24, Callable: 01/15/24	71,000	70,082
The Boeing Co.
4.875%, due 05/01/25, Callable: 04/01/25	61,000	59,980
		367,391
Technology - 0.4%
Apple, Inc.
1.200%, due 02/08/28, Callable: 12/08/27	71,000	60,508
Broadcom, Inc.
3.459%, due 09/15/26, Callable: 07/15/26	57,000	53,455
2.450%, due 02/15/31, Callable: 11/15/30 (e)	49,000	38,150
Fidelity National Information Services, Inc.
4.700%, due 07/15/27, Callable: 06/15/27	82,000	79,589
Fiserv, Inc.
3.850%, due 06/01/25, Callable: 03/01/25	52,000	50,322
5.450%, due 03/02/28, Callable: 02/02/28	80,000	79,348
Intel Corp.
3.700%, due 07/29/25, Callable: 04/29/25	32,000	30,971
Oracle Corp.
3.250%, due 11/15/27, Callable: 08/15/27	87,000	79,154
2.950%, due 04/01/30, Callable: 01/01/30	161,000	135,842
Vmware, Inc.
1.000%, due 08/15/24, Callable: 10/10/23	71,000	68,014
		675,353
Utilities - 0.4%
Ameren Illinois Co.
3.800%, due 05/15/28, Callable: 02/15/28	63,000	59,210
Duke Energy Corp.
3.150%, due 08/15/27, Callable: 05/15/27	123,000	112,322
Entergy Corp.
0.900%, due 09/15/25, Callable: 08/15/25	81,000	73,559
NextEra Energy Capital Holdings, Inc.
4.625%, due 07/15/27, Callable: 06/15/27	94,000	90,645
Sierra Pacific Power Co.
2.600%, due 05/01/26, Callable: 02/01/26	99,000	91,965
Southwestern Electric Power Co.
1.650%, due 03/15/26, Callable: 02/15/26	60,000	54,416
The AES Corp.
1.375%, due 01/15/26, Callable: 12/15/25	60,000	53,843
Trans-Allegheny Interstate Line Co.
3.850%, due 06/01/25, Callable: 03/01/25 (e)	78,000	75,358
WEC Energy Group, Inc.
5.150%, due 10/01/27, Callable: 09/01/27	52,000	51,228
		662,546
Total Corporate Bonds (Cost $7,954,384)		7,368,160

	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.2%
Voya VACS Series EMHCD Fund	109	1,062
Voya VACS Series HYB Fund	79,896	789,374
Voya VACS Series SC Fund	415,424	4,199,935
Total Affiliated Registered Investment Companies (Cost $5,281,554)		4,990,371

Total Investments at Value - 96.1% (Cost $140,920,336)		150,590,577
Other Assets in Excess of Liabilities - 3.9%		6,132,663
Net Assets - 100.0%		$156,723,240

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
CMT -	Constant Maturity Treasury
REIT -	Real Estate Investment Trust
SOFR -	Secured Overnight Financing Rate

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2023. The total fair value of securities on loan at September 30, 2023 was $215,965.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30, 2023.
(e)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2023, the value of these investments was $10,745,014, or 6.9% of total net assets.

(f)	Variable rate security based on a reference index and spread. The rate listed is as of September 30, 2023.
(g)	Illiquid security. The total value of such securities is $825,092 as of September 30, 2023, representing 0.5% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
September 30, 2023 (Unaudited)

				Value/
			Notional	Unrealized
FUTURES CONTRACTS PURCHASED	Contracts	Expiration Date	Amount	Depreciation
10-Year U.S. Treasury Note Future	1	12/19/2023	$97,286	$(1,611)
Total Futures Contracts Purchased			$97,286	$(1,611)

The average monthly notional amount of futures contracts purchased for Large Company Value Portfolio during the nine months ended September 30, 2023 was $871,999.

				Value/
			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	5	12/29/2023	$996,836	$2,451
5-Year U.S. Treasury Note Future	30	12/29/2023	2,930,675	27,130
U.S. Treasury Long Bond Future	7	12/19/2023	691,256	43,899
Ultra 10-Year U.S. Treasury Bond Future	6	12/19/2023	546,013	20,191
Ultra Long-Term U.S. Treasury Bond Future	6	12/19/2023	437,319	52,314
Total Futures Contracts Sold Short			$5,602,099	$145,985

The average monthly notional amount of futures contracts sold short for Large Company Value Portfolio during the nine months ended September 30, 2023 was $6,342,353.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2023 (Unaudited)

		Pay/Receive
		Total Return						Value/
	Reference	on Reference	Financing	Maturity	Payment		Notional	Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Depreciation
Goldman Sachs Bank, USA	Russell 1000 Value Total Return Index	Receive	(U.S. Federal Funds Rate + 0.300%)	12/04/2023	At Maturity	14,891	$32,470,436	$(265,873)
Total Return Swap Contracts								$(265,873)

The average monthly notional amount of total return swaps for Large Company Value Portfolio during the nine months ended September 30, 2023 was $32,974,654.

LARGE COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2023:

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$125,600,552	$-	$-	$125,600,552
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	-	1,328,657	-	1,328,657
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	84,622	-	84,622
Non-Agency Mortgage-Backed Obligations . .	-	3,921,975	-	3,921,975
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	91,855	-	91,855
Asset-Backed Securities . . . . . . . . . . . . . . . . .	-	3,110,799	-	3,110,799
Collateralized Loan Obligations . . . . . . . . . . . .	-	4,093,586	-	4,093,586
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	7,368,160	-	7,368,160
Affiliated Registered Investment Companies . .	4,990,371	-	-	4,990,371
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$130,590,923	$19,999,654	$-	$150,590,577

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$145,985	$-	$-	$145,985
Total Assets . . . . . . .	$145,985	$-	$-	$145,985

Liabilities
Unrealized depreciation on futures contracts	$(1,611)	$-	$-	$(1,611)
Unrealized depreciation on swap contracts	-	(265,873)	-	(265,873)
Total Liabilities. . . . . . . . .	$(1,611)	$(265,873)	$-	$(267,484)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2023.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Value Portfolio during the nine months ended September 30, 2023, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Value Portfolio during the nine months ended
September 30, 2023 and the value of such investments as of September 30, 2023 were as follows:

Fund	Value as of December 31, 2022	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2023	Income Distribution	Long-Term Capital Gain Distribution

Voya Investment Grade Credit Fund - Class P . .	$1,965,147	$23,710	$(2,041,856)	$(467,617)	$520,616	$-	$20,045	$-
Voya VACS Series EMHCD Fund . . .	577,203	9,174	(592,369)	(156,111)	163,165	1,062	3,917	-
Voya VACS Series HYB Fund . . . . .	746,079	45,246	-	-	(1,951)	789,374	46,350	-
Voya VACS Series SC Fund . . . . . . .	3,922,845	151,857	-	-	125,233	4,199,935	150,482	-
	$7,211,274	$229,987	$(2,634,225)	$(623,728)	$807,063	$4,990,371	$220,794	$-